Fair Value - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Mortgage Loans Held for Sale	$ 4,148	$ 10,413
Mortgage IRLCs	94	124
Level 1
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Mortgage IRLCs	0	0
Level 2
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Mortgage Loans Held for Sale	4,148	10,413
Mortgage IRLCs	94	124
Level 3
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Mortgage IRLCs	0	0
Fair value swap
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swaps, fair value	226	226
Fair value swap | Level 3
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swaps, fair value	226	226
Recurring basis
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Mortgage Loans Held for Sale	4,148	10,413
Mortgage IRLCs	94	124
Recurring basis | Level 2
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Mortgage Loans Held for Sale	4,148	10,413
Mortgage IRLCs	94	124
Recurring basis | Obligations of U.S. Treasury and other U.S. Government sponsored entities
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	242,720	267,533
Recurring basis | Obligations of U.S. Treasury and other U.S. Government sponsored entities | Level 2
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	242,720	267,533
Recurring basis | U.S. Government Sponsored Entities’ Asset-Backed Securities
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	849,161	987,172
Recurring basis | U.S. Government Sponsored Entities’ Asset-Backed Securities | Level 2
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	849,161	987,172
Recurring basis | Equity securities
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	1,935	3,434
Recurring basis | Equity securities | Level 1
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	1,518	2,644
Recurring basis | Equity securities | Level 3
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	417	790
Recurring basis | Fair value swap
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swaps, fair value	226	226
Recurring basis | Fair value swap | Level 3
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swaps, fair value	$ 226	$ 226